Prepayment and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayment and Other Current Assets
Schedule of prepayment and other current assets

	As of December 31,
	2024	2025
	RMB	RMB
Loan receivables, net	72,351	80,570
Prepayments for services	33,742	52,179
Deductible VAT	13,192	48,566
Prepayments to inventory suppliers	42,510	36,103
Interest receivable	16,463	12,164
Prepaid rental and other deposits	7,007	7,303
Others	9,937	9,352
Total	195,202	246,237